DESCRIPTION OF BUSINESS - License and Distribution Agreements (Cleave Therapeutics, Inc.) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 18, 2023	Dec. 31, 2021
Description of Business and Basis of Presentation
Acquired in-process research and development		$ 6,555
Assignment Agreement with Cleave
Description of Business and Basis of Presentation
Principal amount	$ 5,500	1,000
Assignment agreement, percentage of royalty on net sales payable	2.50%
Assignment Agreement with Cleave | Maximum
Description of Business and Basis of Presentation
Assignment agreement, commercial and sales milestone payments payable	$ 66,000
Cleave Therapeutics, Inc
Description of Business and Basis of Presentation
Upfront payment		5,500
Acquired in-process research and development		5,500
Principal amount	$ 1,000
Cleave Therapeutics, Inc | Maximum
Description of Business and Basis of Presentation
Milestone payment		$ 74,000